SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2017
SHARE CAPITAL [abstract]
Disclosure of classes of share capital

	December 31,
	2016	2017
	RMB	RMB
Registered, issued and fully paid
95,557,771,046 listed A shares (2016: 95,557,771,046) of RMB 1.00 each	95,558	95,558
25,513,438,600 listed H shares (2016: 25,513,438,600) of RMB 1.00 each	25,513	25,513

	121,071	121,071